Land Use Rights, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Land use rights, net
Weighted average remaining lease term (in years)	4 years	5 years		4 years
Cost	¥ 7,629,014	¥ 6,893,477
Less: Accumulated amortization	(866,774)	(723,244)
Land use rights, net	6,762,240	6,170,233		$ 966,987
Amortization expenses	146,693	134,630	¥ 128,193
Title certificates for land use right with carrying value not obtained	¥ 118,103	¥ 174,043
Land use rights
Land use rights, net
Weighted average remaining lease term (in years)	43 years	43 years		43 years
Land use rights | Maximum
Land use rights, net
Lease term (in years)	50 years			50 years